Merger Agreement	9 Months Ended
Sep. 30, 2023
Merger Agreement
Merger Agreement

Note 14 – Merger Agreement

On May 23, 2023, IMAC Holdings, Inc., a Delaware corporation (Nasdaq: BACK) (the “Company”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Theralink Technologies, Inc. (OTC: THER), a Nevada corporation (“Theralink”), and IMAC Merger Sub, Inc., a Delaware corporation and a newly formed, wholly owned subsidiary of the Company (“Merger Sub”). Upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Theralink (the “Merger”), with Theralink continuing as the surviving entity (the “Surviving Entity”) and a wholly owned subsidiary of the Company. On May 22, 2023, the board of directors of the Company, and the board of directors of Theralink unanimously approved the Merger Agreement.

At the effective time of the Merger (the “Effective Time”), each share of Theralink’s common stock (“Theralink Common Stock”) and each share of Theralink’s preferred stock (together with the Theralink Common Stock, “Theralink Shares”) issued and outstanding as of immediately prior to the Effective Time will be converted into and will thereafter represent the right to receive a portion of a share of the Company’s common stock (the “Company Shares”) such that the total number of Company Shares issued to the holders of Theralink Shares shall equal 85% of the total number of Company Shares outstanding as of the Effective Time (the “Merger Consideration”).

At the Effective Time, each award of Theralink stock options (each, a “Theralink Stock Option”), whether or not then vested or exercisable, that is outstanding immediately prior to the Effective Time, will be assumed by the Company and converted into a stock option relating to a number of Company Shares equal to the product of: (i) the number of shares of Theralink Common Stock subject to such Theralink Stock Option; and (ii) the ratio which results from dividing one share of Theralink Common Stock by the portion of a Company Share issuable for such share as finally determined at the Effective Time (the “Exchange Ratio”), at an exercise price per Company Share (rounded up to the nearest whole cent) equal to the quotient obtained by dividing (A) the exercise price per share of Theralink Common Stock of such Theralink Stock Option by (B) the Exchange Ratio.

The Company and Theralink have each agreed, subject to certain exceptions with respect to unsolicited proposals, not to directly or indirectly solicit competing acquisition proposals or to enter into discussions concerning, or provide confidential information in connection with, any unsolicited alternative acquisition proposals. However, if such party receives an unsolicited, bona fide acquisition proposal that did not result from a material breach of the non-solicitation provisions of the Merger Agreement and the Company’s or Theralink’s board of directors, or any committee thereof, as applicable, concludes, after consultation with its financial advisors and outside legal counsel, that such unsolicited, bona fide acquisition proposal constitutes, or could reasonably be expected to result in, a superior offer, such party may furnish non-public information regarding it or any of its subsidiaries and engage in discussions and negotiations with such third party in response to such unsolicited, bona fide acquisition proposal; provided that each party provides notice and furnishes any non-public information provided to the maker of the acquisition proposal to each party substantially concurrently with providing such non-public information to the maker of the acquisition proposal.

The completion of the Merger is subject to the satisfaction or waiver of customary closing conditions, including: (i) adoption of the Merger Agreement by holders of a majority of the outstanding Theralink Shares; (ii) approval of the issuance of Company Shares in connection with the Merger by a majority of the outstanding shares of the Company’s common stock; (iii) absence of any court order or regulatory injunction prohibiting completion of the Merger; (iv) expiration or termination of (a) all waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”) and (b) any agreement with any governmental entity not to consummate the transactions contemplated by the Merger Agreement; (v) effectiveness of the Company’s registration statement on Form S-4 to register the Company Shares to be issued in the Merger; (vi) subject to specified materiality standards, the accuracy of the representations and warranties of the other party; (vii) the authorization for listing of Company Shares to be issued in the Merger on Nasdaq; (viii) compliance by the other party in all material respects with its covenants; and (ix) the completion of satisfactory due diligence by both parties.

The Company and Theralink have each made customary representations and warranties in the Merger Agreement. The Merger Agreement also contains customary covenants and agreements, including covenants and agreements relating to (i) the conduct of each of the Company’s and Theralink’s business between the date of the signing of the Merger Agreement and the closing date of the Merger and (ii) the efforts of the parties to cause the Merger to be completed, including actions which may be necessary to cause the expiration or termination of any waiting periods under the HSR Act.